Lease (Details) - Schedule of Company’s Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expenses [Abstract]
Operating lease expenses	$ 358,576	$ 358,576
Cash paid for amounts included in the measurement of operating lease liabilities	$ 385,659	$ 358,576
Weighted Average Remaining Lease Term:
Operating leases	1 year 8 months 23 days	2 years 5 months 23 days
Weighted Average Discount Rate:
Operating leases	1.50%	1.49%